Restatement of Previously Issued Financial Statements (Details)	5 Months Ended
Dec. 31, 2020
Spartacus Acquisition Corp [Member]
Restatement of Previously Issued Financial Statements (Details) [Line Items]
Outstanding shares percentage	50.00%